Description of Organization, Business Operations and Going Concern (Details) - Part-4	May 07, 2024	May 06, 2024 USD ($)	Apr. 02, 2024 shares	Sep. 08, 2023 USD ($)
Description of Organization, Business Operations and Going Concern (Details) - Part-4 [Line Items]
Acquired shares (in Shares) | shares			1,100,000
Business days of market value of publicly held shares		34 days
Number of holders for listing securities	400
A&R Merger Agreement [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-4 [Line Items]
Net working capital		$ 1,200,000,000		$ 1,200,000,000
Market Value of Publicly Held Shares [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-4 [Line Items]
Listed securities, market value		15,000,000
Maximum [Member] | A&R Merger Agreement [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-4 [Line Items]
Net working capital		3,000,000		3,000,000
Transaction expenses		1,200,000,000		1,200,000,000
Minimum [Member] | A&R Merger Agreement [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-4 [Line Items]
Net working capital		3,000,000		3,000,000
Transaction expenses		1,000,000,000		$ 1,000,000,000
Minimum [Member] | Market Value of Publicly Held Shares [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-4 [Line Items]
Listed securities, market value		$ 15,000,000